Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
Schedule of Loss and the Weighted Average Number of Ordinary Shares

The loss and the weighted average number of ordinary shares used in computing basic and diluted net loss per share is as follows:

	Year ended December 31,
	2025	2024	2023
Numerator:
Net loss	$3,335	$1,545	$600
Interest accrued on preferred shares	-	60	69
Total loss attributed to ordinary shares	3,335	1,605	669

Denominator:
Number of ordinary shares used in computing basic and diluted net loss per share	680,380	1,994	1,354
Net loss per ordinary share, basic and diluted	$4.90	$805.2	$494.4